Annual Fund Operating Expenses - Tweedy, Browne International Insider + Value ETF - Tweedy, Browne International Insider + Value ETF Shares	Aug. 25, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.80%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.